FEDERAL AND STATE INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred compensation cost	$ 79,632	$ 33,987
Depreciation and amortization	(79,640)	(69,550)
Allowance for bad debts and other	1,474	13,888
Deferred tax asset/(liabilities)	$ 1,466	$ (21,675)